Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GAMCO GLOBAL SERIES FUNDS, INC
Entity Central Index Key	0000909504
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000002867
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class AAA
Trading Symbol	GICPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GICPX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GICPX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class AAA	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Growth Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification. In Europe, economic fundamentals were slow but stable with uneven outlooks across the EU. Japan's central bank continues to edge forward with a gradual tightening cycle; the policy rate increased to 0.75%, the highest level in decades. Despite sluggish job growth in the US, unemployment remains low, reflecting a market constrained evenly across both supply and demand. Top contributors included NVIDIA, GE Vernova, and Broadcom. Detractors included ServiceNow, Inc., Chipotle, and KKR & Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Growth Fund - Class AAA	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
12/15	10,000	10,000	10,000
12/16	10,120	10,848	10,291
12/17	13,057	13,519	13,128
12/18	12,691	12,312	12,427
12/19	16,591	15,673	16,138
12/20	22,470	18,309	20,534
12/21	27,211	21,795	23,626
12/22	17,020	17,880	17,150
12/23	22,887	21,959	21,697
12/24	29,687	25,916	25,503
12/25	33,826	31,843	29,185

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class AAA	13.94%	8.52%	12.96%
MSCI ACWI Index	22.87%	11.70%	12.28%
Lipper Global Large-Cap Growth Fund Classification	14.44%	7.28%	11.30%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 191,481,532
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,019,797
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$191,481,532 Number of Portfolio Holdings53 Portfolio Turnover Rate15% Management Fees$1,019,797
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.1%
U.S. Government Obligations	5.0%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	19.3%
Financials	14.9%
Industrials	14.7%
Communication Services	12.6%
Information Technology - Software and Services	11.8%
Health Care	10.7%
Consumer Discretionary	8.9%
U.S. Government Obligations	5.0%
Other Industry sectors	2.2%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.2%
Microsoft Corp.	6.2%
Alphabet Inc.	4.8%
Eli Lilly & Co.	4.7%
Amazon.com Inc.	4.5%
Broadcom Inc.	4.1%
Apple Inc.	3.5%
GE Vernova Inc.	3.2%
General Electric Co.	3.2%
Netflix Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GICPX/
C000002869
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class C
Trading Symbol	GGGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GGGCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGGCX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class C	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Growth Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification. In Europe, economic fundamentals were slow but stable with uneven outlooks across the EU. Japan's central bank continues to edge forward with a gradual tightening cycle; the policy rate increased to 0.75%, the highest level in decades. Despite sluggish job growth in the US, unemployment remains low, reflecting a market constrained evenly across both supply and demand. Top contributors included NVIDIA, GE Vernova, and Broadcom. Detractors included ServiceNow, Inc., Chipotle, and KKR & Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Growth Fund - Class C	The Gabelli Global Growth Fund - Class C (includes sales charge)	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
12/15	10,000	10,000	10,000	10,000
12/16	10,043	9,943	10,848	10,291
12/17	12,859	12,731	13,519	13,128
12/18	12,409	12,285	12,312	12,427
12/19	16,109	15,949	15,673	16,138
12/20	21,814	21,596	18,309	20,534
12/21	26,412	26,149	21,795	23,626
12/22	16,521	16,356	17,880	17,150
12/23	22,214	21,993	21,959	21,697
12/24	28,816	28,529	25,916	25,503
12/25	32,834	32,507	31,843	29,185

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class C	13.94%	8.52%	12.63%
The Gabelli Global Growth Fund - Class C (includes sales charge)	12.94%	8.52%	12.63%
MSCI ACWI Index	22.87%	11.70%	12.28%
Lipper Global Large-Cap Growth Fund Classification	14.44%	7.28%	11.30%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 191,481,532
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,019,797
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$191,481,532 Number of Portfolio Holdings53 Portfolio Turnover Rate15% Management Fees$1,019,797
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.1%
U.S. Government Obligations	5.0%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	19.3%
Financials	14.9%
Industrials	14.7%
Communication Services	12.6%
Information Technology - Software and Services	11.8%
Health Care	10.7%
Consumer Discretionary	8.9%
U.S. Government Obligations	5.0%
Other Industry sectors	2.2%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.2%
Microsoft Corp.	6.2%
Alphabet Inc.	4.8%
Eli Lilly & Co.	4.7%
Amazon.com Inc.	4.5%
Broadcom Inc.	4.1%
Apple Inc.	3.5%
GE Vernova Inc.	3.2%
General Electric Co.	3.2%
Netflix Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGGCX/
C000034309
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class I
Trading Symbol	GGGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GGGIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGGIX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class I	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Growth Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification. In Europe, economic fundamentals were slow but stable with uneven outlooks across the EU. Japan's central bank continues to edge forward with a gradual tightening cycle; the policy rate increased to 0.75%, the highest level in decades. Despite sluggish job growth in the US, unemployment remains low, reflecting a market constrained evenly across both supply and demand. Top contributors included NVIDIA, GE Vernova, and Broadcom. Detractors included ServiceNow, Inc., Chipotle, and KKR & Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Growth Fund - Class I	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
12/15	10,000	10,000	10,000
12/16	10,195	10,848	10,291
12/17	13,237	13,519	13,128
12/18	12,923	12,312	12,427
12/19	16,934	15,673	16,138
12/20	22,926	18,309	20,534
12/21	27,764	21,795	23,626
12/22	17,372	17,880	17,150
12/23	23,362	21,959	21,697
12/24	30,302	25,916	25,503
12/25	34,529	31,843	29,185

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class I	13.95%	8.53%	13.19%
MSCI ACWI Index	22.87%	11.70%	12.28%
Lipper Global Large-Cap Growth Fund Classification	14.44%	7.28%	11.30%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 191,481,532
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,019,797
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$191,481,532 Number of Portfolio Holdings53 Portfolio Turnover Rate15% Management Fees$1,019,797
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.1%
U.S. Government Obligations	5.0%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	19.3%
Financials	14.9%
Industrials	14.7%
Communication Services	12.6%
Information Technology - Software and Services	11.8%
Health Care	10.7%
Consumer Discretionary	8.9%
U.S. Government Obligations	5.0%
Other Industry sectors	2.2%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.2%
Microsoft Corp.	6.2%
Alphabet Inc.	4.8%
Eli Lilly & Co.	4.7%
Amazon.com Inc.	4.5%
Broadcom Inc.	4.1%
Apple Inc.	3.5%
GE Vernova Inc.	3.2%
General Electric Co.	3.2%
Netflix Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGGIX/
C000002866
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class A
Trading Symbol	GGGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GGGAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGGAX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class A	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Growth Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification. In Europe, economic fundamentals were slow but stable with uneven outlooks across the EU. Japan's central bank continues to edge forward with a gradual tightening cycle; the policy rate increased to 0.75%, the highest level in decades. Despite sluggish job growth in the US, unemployment remains low, reflecting a market constrained evenly across both supply and demand. Top contributors included NVIDIA, GE Vernova, and Broadcom. Detractors included ServiceNow, Inc., Chipotle, and KKR & Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Growth Fund - Class A	The Gabelli Global Growth Fund - Class A (includes sales charge)	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
12/15	10,000	10,000	10,000	10,000
12/16	10,125	9,543	10,848	10,291
12/17	13,059	11,600	13,519	13,128
12/18	12,694	10,627	12,312	12,427
12/19	16,596	13,095	15,673	16,138
12/20	22,467	16,709	18,309	20,534
12/21	27,205	19,070	21,795	23,626
12/22	17,014	11,240	17,880	17,150
12/23	22,884	14,248	21,959	21,697
12/24	29,683	17,418	25,916	25,503
12/25	33,822	18,705	31,843	29,185

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class A	13.94%	8.52%	12.96%
The Gabelli Global Growth Fund - Class A (includes sales charge)	7.39%	7.25%	12.29%
MSCI ACWI Index	22.87%	11.70%	12.28%
Lipper Global Large-Cap Growth Fund Classification	14.44%	7.28%	11.30%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 191,481,532
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,019,797
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$191,481,532 Number of Portfolio Holdings53 Portfolio Turnover Rate15% Management Fees$1,019,797
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.1%
U.S. Government Obligations	5.0%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	19.3%
Financials	14.9%
Industrials	14.7%
Communication Services	12.6%
Information Technology - Software and Services	11.8%
Health Care	10.7%
Consumer Discretionary	8.9%
U.S. Government Obligations	5.0%
Other Industry sectors	2.2%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.2%
Microsoft Corp.	6.2%
Alphabet Inc.	4.8%
Eli Lilly & Co.	4.7%
Amazon.com Inc.	4.5%
Broadcom Inc.	4.1%
Apple Inc.	3.5%
GE Vernova Inc.	3.2%
General Electric Co.	3.2%
Netflix Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGGAX/
C000002875
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class AAA
Trading Symbol	GABTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GABTX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABTX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class AAA	$104	0.91%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Content and Connectivity Fund outperformed its broad-based benchmark, the MSCI AC World Index and underperformed its comparative benchmark, the MSCI AC World Communication Services Index. Returns were driven by solid corporate earnings, expectations for lower interest rates and moderating inflation, although investor concerns about elevated levels of AI spending and stretched valuations of some AI-related firms weighed on market performance. Contributors to the portfolio included SoftBank Group, Millicom International Cellular, and Alphabet. Detractors included Anterix Inc, PayPal Holdings, and Equinix, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Content & Connectivity Fund - Class AAA	MSCI ACWI Index	MSCI AC World Communication Services Index
12/15	10,000	10,000	10,000
12/16	10,265	10,848	10,585
12/17	11,638	13,519	11,496
12/18	10,255	12,312	10,335
12/19	11,856	15,673	12,931
12/20	13,803	18,309	16,048
12/21	14,517	21,795	17,784
12/22	10,362	17,880	11,501
12/23	12,734	21,959	15,886
12/24	15,580	25,916	20,962
12/25	19,885	31,843	27,871

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class AAA	27.63%	7.57%	7.12%
MSCI ACWI Index	22.87%	11.70%	12.28%
MSCI AC World Communication Services Index	32.96%	11.67%	10.79%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 76,469,688
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 197,399
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,469,688 Number of Portfolio Holdings53 Portfolio Turnover Rate13% Management Fees$197,399
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
Preferred Stocks	1.0%
Other Assets and Liabilities (Net)	(0.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	76.3%
Consumer Discretionary	11.1%
Information Technology	6.4%
Financials	4.9%
Real Estate	2.2%
OtherFootnote Reference*	0.0%
Other Assets and Liabilities (Net)	(0.9)%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	9.5%
Alphabet Inc.	9.0%
Prosus NV	6.1%
Meta Platforms Inc.	6.1%
T-Mobile US Inc.	5.8%
Millicom International Cellular SA	4.9%
Deutsche Telekom AG	4.3%
Telephone and Data Systems Inc.	4.0%
Microsoft Corp.	3.8%
Rogers Communications Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABTX/
C000002877
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class C
Trading Symbol	GTCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GTCCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GTCCX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class C	$107	0.91%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Content and Connectivity Fund outperformed its broad-based benchmark, the MSCI AC World Index and underperformed its comparative benchmark, the MSCI AC World Communication Services Index. Returns were driven by solid corporate earnings, expectations for lower interest rates and moderating inflation, although investor concerns about elevated levels of AI spending and stretched valuations of some AI-related firms weighed on market performance. Contributors to the portfolio included SoftBank Group, Millicom International Cellular, and Alphabet. Detractors included Anterix Inc, PayPal Holdings, and Equinix, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Content & Connectivity Fund - Class C	The Gabelli Global Content & Connectivity Fund - Class C (includes sales charge)	MSCI ACWI Index	MSCI AC World Communication Services Index
12/15	10,000	10,000	10,000	10,000
12/16	10,187	10,087	10,848	10,585
12/17	11,463	11,351	13,519	11,496
12/18	10,024	9,925	12,312	10,335
12/19	11,508	11,395	15,673	12,931
12/20	13,400	13,269	18,309	16,048
12/21	14,093	13,954	21,795	17,784
12/22	8,026	7,947	17,880	11,501
12/23	12,394	12,272	21,959	15,886
12/24	15,162	15,013	25,916	20,962
12/25	20,649	20,447	31,843	27,871

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class C	36.19%	8.86%	7.43%
The Gabelli Global Content & Connectivity Fund - Class C (includes sales charge)	35.19%	8.86%	7.43%
MSCI ACWI Index	22.87%	11.70%	12.28%
MSCI AC World Communication Services Index	32.96%	11.67%	10.79%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 76,469,688
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 197,399
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,469,688 Number of Portfolio Holdings53 Portfolio Turnover Rate13% Management Fees$197,399
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
Preferred Stocks	1.0%
Other Assets and Liabilities (Net)	(0.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	76.3%
Consumer Discretionary	11.1%
Information Technology	6.4%
Financials	4.9%
Real Estate	2.2%
OtherFootnote Reference*	0.0%
Other Assets and Liabilities (Net)	(0.9)%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	9.5%
Alphabet Inc.	9.0%
Prosus NV	6.1%
Meta Platforms Inc.	6.1%
T-Mobile US Inc.	5.8%
Millicom International Cellular SA	4.9%
Deutsche Telekom AG	4.3%
Telephone and Data Systems Inc.	4.0%
Microsoft Corp.	3.8%
Rogers Communications Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GTCCX/
C000034311
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class I
Trading Symbol	GTTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GTTIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GTTIX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class I	$104	0.91%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Content and Connectivity Fund outperformed its broad-based benchmark, the MSCI AC World Index and underperformed its comparative benchmark, the MSCI AC World Communication Services Index. Returns were driven by solid corporate earnings, expectations for lower interest rates and moderating inflation, although investor concerns about elevated levels of AI spending and stretched valuations of some AI-related firms weighed on market performance. Contributors to the portfolio included SoftBank Group, Millicom International Cellular, and Alphabet. Detractors included Anterix Inc, PayPal Holdings, and Equinix, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Content & Connectivity Fund - Class I	MSCI ACWI Index	MSCI AC World Communication Services Index
12/15	10,000	10,000	10,000
12/16	10,295	10,848	10,585
12/17	11,757	13,519	11,496
12/18	10,432	12,312	10,335
12/19	12,145	15,673	12,931
12/20	14,139	18,309	16,048
12/21	14,871	21,795	17,784
12/22	10,615	17,880	11,501
12/23	13,046	21,959	15,886
12/24	15,955	25,916	20,962
12/25	20,362	31,843	27,871

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class I	27.62%	7.57%	7.37%
MSCI ACWI Index	22.87%	11.70%	12.28%
MSCI AC World Communication Services Index	32.96%	11.67%	10.79%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 76,469,688
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 197,399
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,469,688 Number of Portfolio Holdings53 Portfolio Turnover Rate13% Management Fees$197,399
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
Preferred Stocks	1.0%
Other Assets and Liabilities (Net)	(0.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	76.3%
Consumer Discretionary	11.1%
Information Technology	6.4%
Financials	4.9%
Real Estate	2.2%
OtherFootnote Reference*	0.0%
Other Assets and Liabilities (Net)	(0.9)%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	9.5%
Alphabet Inc.	9.0%
Prosus NV	6.1%
Meta Platforms Inc.	6.1%
T-Mobile US Inc.	5.8%
Millicom International Cellular SA	4.9%
Deutsche Telekom AG	4.3%
Telephone and Data Systems Inc.	4.0%
Microsoft Corp.	3.8%
Rogers Communications Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GTTIX/
C000002874
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class A
Trading Symbol	GTCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GTCAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GTCAX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class A	$104	0.91%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Content and Connectivity Fund outperformed its broad-based benchmark, the MSCI AC World Index and underperformed its comparative benchmark, the MSCI AC World Communication Services Index. Returns were driven by solid corporate earnings, expectations for lower interest rates and moderating inflation, although investor concerns about elevated levels of AI spending and stretched valuations of some AI-related firms weighed on market performance. Contributors to the portfolio included SoftBank Group, Millicom International Cellular, and Alphabet. Detractors included Anterix Inc, PayPal Holdings, and Equinix, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Content & Connectivity Fund - Class A	The Gabelli Global Content & Connectivity Fund - Class A (includes sales charge)	MSCI ACWI Index	MSCI AC World Communication Services Index
12/15	10,000	10,000	10,000	10,000
12/16	10,251	9,662	10,848	10,585
12/17	11,624	10,326	13,519	11,496
12/18	10,236	8,570	12,312	10,335
12/19	11,837	9,341	15,673	12,931
12/20	13,781	10,251	18,309	16,048
12/21	14,492	10,160	21,795	17,784
12/22	10,345	6,836	17,880	11,501
12/23	12,716	7,919	21,959	15,886
12/24	15,548	9,126	25,916	20,962
12/25	19,851	10,983	31,843	27,871

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class A	27.68%	7.57%	7.10%
The Gabelli Global Content & Connectivity Fund - Class A (includes sales charge)	20.34%	6.31%	6.47%
MSCI ACWI Index	22.87%	11.70%	12.28%
MSCI AC World Communication Services Index	32.96%	11.67%	10.79%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 76,469,688
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 197,399
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,469,688 Number of Portfolio Holdings53 Portfolio Turnover Rate13% Management Fees$197,399
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
Preferred Stocks	1.0%
Other Assets and Liabilities (Net)	(0.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	76.3%
Consumer Discretionary	11.1%
Information Technology	6.4%
Financials	4.9%
Real Estate	2.2%
OtherFootnote Reference*	0.0%
Other Assets and Liabilities (Net)	(0.9)%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	9.5%
Alphabet Inc.	9.0%
Prosus NV	6.1%
Meta Platforms Inc.	6.1%
T-Mobile US Inc.	5.8%
Millicom International Cellular SA	4.9%
Deutsche Telekom AG	4.3%
Telephone and Data Systems Inc.	4.0%
Microsoft Corp.	3.8%
Rogers Communications Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GTCAX/
C000204772
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class A
Trading Symbol	GMNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GMNAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GMNAX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class A	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Mini Mites Fund underperformed its broad-based and comparative benchmarks, the Russell 2000, MSCI World Micro Cap, and S&P Developed Small Cap Indices. The Fund benefitted from an increase in takeover activity within the global market, and its value investing strategy of purchasing companies that are trading at discounts to their private market values usually benefits from an active mergers and acquisitions market.  Contributors to performance included Avio SpA, Ampco-Pittsburgh Corp., and Velan Inc. Detractors included Applied Optoelectronics, Inc., Lee Enterprises, Inc., and Treatt plc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Mini Mites Fund - Class A	The Gabelli Global Mini Mites Fund - Class A (includes sales charge)	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000	10,000
12/18	8,628	8,132	8,092	8,166	8,273
12/19	9,618	9,065	10,157	9,854	10,436
12/20	11,133	10,493	12,184	12,126	12,126
12/21	13,291	12,527	13,990	14,152	13,967
12/22	11,142	10,501	11,131	10,987	11,410
12/23	15,479	14,590	13,015	11,773	13,224
12/24	17,164	16,177	14,517	12,488	14,366
12/25	18,983	17,891	16,377	16,404	17,021

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class A	10.60%	11.28%	9.26%
The Gabelli Global Mini Mites Fund - Class A (includes sales charge)	4.24%	9.97%	8.37%
Russell 2000 Index	12.81%	6.09%	9.16%
MSCI World Micro Cap Index	31.36%	6.25%	7.11%
S&P Developed Small Cap Index	18.48%	7.02%	8.75%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 20,033,745
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ (11,440)
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$20,033,745 Number of Portfolio Holdings170 Portfolio Turnover Rate29% Management Fees$(11,440)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	70.9%
U.S. Government Obligations	36.8%
Other Assets and Liabilities (Net)	(7.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	36.8%
Diversified Industrial	10.1%
Metals and Mining	9.7%
Automotive: Parts and Accessories	5.6%
Hotels and Gaming	5.6%
Consumer Products	4.4%
Health Care	4.1%
Machinery	3.5%
Other Industry sectors	27.9%
Other Assets and Liabilities (Net)	(7.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Tredegar Corp.	4.7%
Park-Ohio Holdings Corp.	3.7%
Ampco-Pittsburgh Corp.	3.7%
Myers Industries Inc.	2.1%
Denny's Corp.	1.9%
Twin Disc Inc.	1.8%
Ollamani SAB	1.8%
Velan Inc.	1.8%
Monro Inc.	1.6%
Standard Motor Products Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GMNAX/
C000204774
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class C
Trading Symbol	GMNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GMNCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GMNCX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class C	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Mini Mites Fund underperformed its broad-based and comparative benchmarks, the Russell 2000, MSCI World Micro Cap, and S&P Developed Small Cap Indices. The Fund benefitted from an increase in takeover activity within the global market, and its value investing strategy of purchasing companies that are trading at discounts to their private market values usually benefits from an active mergers and acquisitions market.  Contributors to performance included Avio SpA, Ampco-Pittsburgh Corp., and Velan Inc. Detractors included Applied Optoelectronics, Inc., Lee Enterprises, Inc., and Treatt plc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Mini Mites Fund - Class C	The Gabelli Global Mini Mites Fund - Class C (includes sales charge)	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000	10,000
12/18	8,612	8,538	8,092	8,166	8,273
12/19	9,545	9,463	10,157	9,854	10,436
12/20	11,054	10,959	12,184	12,126	12,126
12/21	13,191	13,078	13,990	14,152	13,967
12/22	11,048	10,953	11,131	10,987	11,410
12/23	15,363	15,231	13,015	11,773	13,224
12/24	17,035	16,888	14,517	12,488	14,366
12/25	18,844	18,682	16,377	16,404	17,021

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class C	10.62%	11.26%	9.14%
The Gabelli Global Mini Mites Fund - Class C (includes sales charge)	9.62%	11.26%	9.14%
Russell 2000 Index	12.81%	6.09%	9.16%
MSCI World Micro Cap Index	31.36%	6.25%	7.11%
S&P Developed Small Cap Index	18.48%	7.02%	8.75%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 20,033,745
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ (11,440)
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$20,033,745 Number of Portfolio Holdings170 Portfolio Turnover Rate29% Management Fees$(11,440)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	70.9%
U.S. Government Obligations	36.8%
Other Assets and Liabilities (Net)	(7.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	36.8%
Diversified Industrial	10.1%
Metals and Mining	9.7%
Automotive: Parts and Accessories	5.6%
Hotels and Gaming	5.6%
Consumer Products	4.4%
Health Care	4.1%
Machinery	3.5%
Other Industry sectors	27.9%
Other Assets and Liabilities (Net)	(7.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Tredegar Corp.	4.7%
Park-Ohio Holdings Corp.	3.7%
Ampco-Pittsburgh Corp.	3.7%
Myers Industries Inc.	2.1%
Denny's Corp.	1.9%
Twin Disc Inc.	1.8%
Ollamani SAB	1.8%
Velan Inc.	1.8%
Monro Inc.	1.6%
Standard Motor Products Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GMNCX/
C000204771
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class I
Trading Symbol	GGMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GGMMX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGMMX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class I	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Mini Mites Fund underperformed its broad-based and comparative benchmarks, the Russell 2000, MSCI World Micro Cap, and S&P Developed Small Cap Indices. The Fund benefitted from an increase in takeover activity within the global market, and its value investing strategy of purchasing companies that are trading at discounts to their private market values usually benefits from an active mergers and acquisitions market.  Contributors to performance included Avio SpA, Ampco-Pittsburgh Corp., and Velan Inc. Detractors included Applied Optoelectronics, Inc., Lee Enterprises, Inc., and Treatt plc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Mini Mites Fund - Class I	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
12/18	8,624	8,092	8,166	8,273
12/19	9,645	10,157	9,854	10,436
12/20	11,176	12,184	12,126	12,126
12/21	13,327	13,990	14,152	13,967
12/22	11,172	11,131	10,987	11,410
12/23	15,535	13,015	11,773	13,224
12/24	17,225	14,517	12,488	14,366
12/25	19,050	16,377	16,404	17,021

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class I	10.59%	11.26%	9.30%
Russell 2000 Index	12.81%	6.09%	9.16%
MSCI World Micro Cap Index	31.36%	6.25%	7.11%
S&P Developed Small Cap Index	18.48%	7.02%	8.75%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 20,033,745
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ (11,440)
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$20,033,745 Number of Portfolio Holdings170 Portfolio Turnover Rate29% Management Fees$(11,440)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	70.9%
U.S. Government Obligations	36.8%
Other Assets and Liabilities (Net)	(7.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	36.8%
Diversified Industrial	10.1%
Metals and Mining	9.7%
Automotive: Parts and Accessories	5.6%
Hotels and Gaming	5.6%
Consumer Products	4.4%
Health Care	4.1%
Machinery	3.5%
Other Industry sectors	27.9%
Other Assets and Liabilities (Net)	(7.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Tredegar Corp.	4.7%
Park-Ohio Holdings Corp.	3.7%
Ampco-Pittsburgh Corp.	3.7%
Myers Industries Inc.	2.1%
Denny's Corp.	1.9%
Twin Disc Inc.	1.8%
Ollamani SAB	1.8%
Velan Inc.	1.8%
Monro Inc.	1.6%
Standard Motor Products Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGMMX/
C000204773
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class AAA
Trading Symbol	GAMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GAMNX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GAMNX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class AAA	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Mini Mites Fund underperformed its broad-based and comparative benchmarks, the Russell 2000, MSCI World Micro Cap, and S&P Developed Small Cap Indices. The Fund benefitted from an increase in takeover activity within the global market, and its value investing strategy of purchasing companies that are trading at discounts to their private market values usually benefits from an active mergers and acquisitions market.  Contributors to performance included Avio SpA, Ampco-Pittsburgh Corp., and Velan Inc. Detractors included Applied Optoelectronics, Inc., Lee Enterprises, Inc., and Treatt plc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Mini Mites Fund - Class AAA	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
12/18	8,629	8,092	8,166	8,273
12/19	9,620	10,157	9,854	10,436
12/20	11,147	12,184	12,126	12,126
12/21	13,293	13,990	14,152	13,967
12/22	11,144	11,131	10,987	11,410
12/23	15,495	13,015	11,773	13,224
12/24	17,181	14,517	12,488	14,366
12/25	19,001	16,377	16,404	17,021

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class AAA	10.59%	11.26%	9.26%
Russell 2000 Index	12.81%	6.09%	9.16%
MSCI World Micro Cap Index	31.36%	6.25%	7.11%
S&P Developed Small Cap Index	18.48%	7.02%	8.75%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 20,033,745
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ (11,440)
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$20,033,745 Number of Portfolio Holdings170 Portfolio Turnover Rate29% Management Fees$(11,440)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	70.9%
U.S. Government Obligations	36.8%
Other Assets and Liabilities (Net)	(7.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	36.8%
Diversified Industrial	10.1%
Metals and Mining	9.7%
Automotive: Parts and Accessories	5.6%
Hotels and Gaming	5.6%
Consumer Products	4.4%
Health Care	4.1%
Machinery	3.5%
Other Industry sectors	27.9%
Other Assets and Liabilities (Net)	(7.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Tredegar Corp.	4.7%
Park-Ohio Holdings Corp.	3.7%
Ampco-Pittsburgh Corp.	3.7%
Myers Industries Inc.	2.1%
Denny's Corp.	1.9%
Twin Disc Inc.	1.8%
Ollamani SAB	1.8%
Velan Inc.	1.8%
Monro Inc.	1.6%
Standard Motor Products Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GAMNX/
C000002865
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class AAA
Trading Symbol	GAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GAGCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GAGCX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class AAA	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Fund outperformed its benchmarks, the MSCI World Index and the Lipper Global Large-Cap Growth Fund Classification. Global stock markets were generally strong during the year, helped in large part by lower concerns over a trade war with its higher global tariffs. Despite the improving environment over tariffs and trade, global geopolitical risks remain a concern. Unfortunately, the Russia and Ukraine war drags on, and tensions with China over Taiwan remain a major concern. Contributors included Iveco Group, Rolls-Royce Holdings, and Sony Group. Detractors included Herc Holdings, Diageo plc, and Campell's Company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Rising Income and Dividend Fund - Class AAA	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
12/15	10,000	10,000	10,000
12/16	10,541	10,815	10,291
12/17	12,745	13,310	13,128
12/18	10,958	12,219	12,427
12/19	12,534	15,689	16,138
12/20	13,998	18,277	20,534
12/21	16,982	22,362	23,626
12/22	14,328	18,397	17,150
12/23	15,749	22,890	21,697
12/24	16,075	27,283	25,503
12/25	19,630	33,176	29,185

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class AAA	22.11%	7.00%	6.98%
MSCI World Index	21.60%	12.66%	12.74%
Lipper Global Large-Cap Growth Fund Classification	14.44%	7.28%	11.30%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 69,489,066
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 349,943
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$69,489,066 Number of Portfolio Holdings185 Portfolio Turnover Rate5% Management Fees$349,943
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.0%
U.S. Government Obligations	4.9%
Rights	0.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.1%
Food and Beverage	9.9%
Electronics	7.0%
Diversified Industrial	5.9%
Energy and Utilities	5.6%
Wireless Telecommunication Services	5.3%
Entertainment	5.1%
Automotive	5.0%
Other Industry sectors	42.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.0%
Berkshire Hathaway Inc.	3.3%
Rolls-Royce Holdings plc	2.2%
Mueller Industries Inc.	2.1%
Nestlé SA	2.0%
Iveco Group NV	1.9%
CNH Industrial NV, New York	1.8%
Traton SE	1.8%
The Bank of New York Mellon Corp.	1.7%
Citigroup Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GAGCX/
C000002864
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class C
Trading Symbol	GACCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GACCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GACCX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class C	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Fund outperformed its benchmarks, the MSCI World Index and the Lipper Global Large-Cap Growth Fund Classification. Global stock markets were generally strong during the year, helped in large part by lower concerns over a trade war with its higher global tariffs. Despite the improving environment over tariffs and trade, global geopolitical risks remain a concern. Unfortunately, the Russia and Ukraine war drags on, and tensions with China over Taiwan remain a major concern. Contributors included Iveco Group, Rolls-Royce Holdings, and Sony Group. Detractors included Herc Holdings, Diageo plc, and Campell's Company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Rising Income and Dividend Fund - Class C	The Gabelli Global Rising Income and Dividend Fund - Class C (includes sales charge)	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
12/15	10,000	10,000	10,000	10,000
12/16	10,461	10,361	10,815	10,291
12/17	12,551	12,431	13,310	13,128
12/18	10,712	10,610	12,219	12,427
12/19	12,170	12,054	15,689	16,138
12/20	13,588	13,458	18,277	20,534
12/21	16,485	16,328	22,362	23,626
12/22	13,915	13,782	18,397	17,150
12/23	15,291	15,145	22,890	21,697
12/24	15,606	15,457	27,283	25,503
12/25	19,061	18,879	33,176	29,185

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class C	22.14%	7.00%	6.66%
The Gabelli Global Rising Income and Dividend Fund - Class C (includes sales charge)	21.14%	7.00%	6.66%
MSCI World Index	21.60%	12.66%	12.74%
Lipper Global Large-Cap Growth Fund Classification	14.44%	7.28%	11.30%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 69,489,066
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 349,943
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$69,489,066 Number of Portfolio Holdings185 Portfolio Turnover Rate5% Management Fees$349,943
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.0%
U.S. Government Obligations	4.9%
Rights	0.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.1%
Food and Beverage	9.9%
Electronics	7.0%
Diversified Industrial	5.9%
Energy and Utilities	5.6%
Wireless Telecommunication Services	5.3%
Entertainment	5.1%
Automotive	5.0%
Other Industry sectors	42.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.0%
Berkshire Hathaway Inc.	3.3%
Rolls-Royce Holdings plc	2.2%
Mueller Industries Inc.	2.1%
Nestlé SA	2.0%
Iveco Group NV	1.9%
CNH Industrial NV, New York	1.8%
Traton SE	1.8%
The Bank of New York Mellon Corp.	1.7%
Citigroup Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GACCX/
C000034308
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class I
Trading Symbol	GAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GAGIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GAGIX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class I	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Fund outperformed its benchmarks, the MSCI World Index and the Lipper Global Large-Cap Growth Fund Classification. Global stock markets were generally strong during the year, helped in large part by lower concerns over a trade war with its higher global tariffs. Despite the improving environment over tariffs and trade, global geopolitical risks remain a concern. Unfortunately, the Russia and Ukraine war drags on, and tensions with China over Taiwan remain a major concern. Contributors included Iveco Group, Rolls-Royce Holdings, and Sony Group. Detractors included Herc Holdings, Diageo plc, and Campell's Company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Rising Income and Dividend Fund - Class I	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
12/15	10,000	10,000	10,000
12/16	10,576	10,815	10,291
12/17	12,869	13,310	13,128
12/18	11,139	12,219	12,427
12/19	12,822	15,689	16,138
12/20	14,319	18,277	20,534
12/21	17,374	22,362	23,626
12/22	14,662	18,397	17,150
12/23	16,115	22,890	21,697
12/24	16,442	27,283	25,503
12/25	20,081	33,176	29,185

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class I	22.13%	7.00%	7.22%
MSCI World Index	21.60%	12.66%	12.74%
Lipper Global Large-Cap Growth Fund Classification	14.44%	7.28%	11.30%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 69,489,066
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 349,943
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$69,489,066 Number of Portfolio Holdings185 Portfolio Turnover Rate5% Management Fees$349,943
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.0%
U.S. Government Obligations	4.9%
Rights	0.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.1%
Food and Beverage	9.9%
Electronics	7.0%
Diversified Industrial	5.9%
Energy and Utilities	5.6%
Wireless Telecommunication Services	5.3%
Entertainment	5.1%
Automotive	5.0%
Other Industry sectors	42.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.0%
Berkshire Hathaway Inc.	3.3%
Rolls-Royce Holdings plc	2.2%
Mueller Industries Inc.	2.1%
Nestlé SA	2.0%
Iveco Group NV	1.9%
CNH Industrial NV, New York	1.8%
Traton SE	1.8%
The Bank of New York Mellon Corp.	1.7%
Citigroup Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GAGIX/
C000002862
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class A
Trading Symbol	GAGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GAGAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GAGAX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class A	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Fund outperformed its benchmarks, the MSCI World Index and the Lipper Global Large-Cap Growth Fund Classification. Global stock markets were generally strong during the year, helped in large part by lower concerns over a trade war with its higher global tariffs. Despite the improving environment over tariffs and trade, global geopolitical risks remain a concern. Unfortunately, the Russia and Ukraine war drags on, and tensions with China over Taiwan remain a major concern. Contributors included Iveco Group, Rolls-Royce Holdings, and Sony Group. Detractors included Herc Holdings, Diageo plc, and Campell's Company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Rising Income and Dividend Fund - Class A	The Gabelli Global Rising Income and Dividend Fund - Class A (includes sales charge)	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
12/15	10,000	10,000	10,000	10,000
12/16	10,538	9,932	10,815	10,291
12/17	12,744	11,320	13,310	13,128
12/18	10,958	9,174	12,219	12,427
12/19	12,531	9,887	15,689	16,138
12/20	13,996	10,408	18,277	20,534
12/21	16,978	11,899	22,362	23,626
12/22	14,326	9,464	18,397	17,150
12/23	15,744	9,802	22,890	21,697
12/24	16,069	9,429	27,283	25,503
12/25	19,626	10,854	33,176	29,185

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class A	22.14%	7.00%	6.98%
The Gabelli Global Rising Income and Dividend Fund - Class A (includes sales charge)	15.11%	5.74%	6.34%
MSCI World Index	21.60%	12.66%	12.74%
Lipper Global Large-Cap Growth Fund Classification	14.44%	7.28%	11.30%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 69,489,066
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 349,943
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$69,489,066 Number of Portfolio Holdings185 Portfolio Turnover Rate5% Management Fees$349,943
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.0%
U.S. Government Obligations	4.9%
Rights	0.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.1%
Food and Beverage	9.9%
Electronics	7.0%
Diversified Industrial	5.9%
Energy and Utilities	5.6%
Wireless Telecommunication Services	5.3%
Entertainment	5.1%
Automotive	5.0%
Other Industry sectors	42.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.0%
Berkshire Hathaway Inc.	3.3%
Rolls-Royce Holdings plc	2.2%
Mueller Industries Inc.	2.1%
Nestlé SA	2.0%
Iveco Group NV	1.9%
CNH Industrial NV, New York	1.8%
Traton SE	1.8%
The Bank of New York Mellon Corp.	1.7%
Citigroup Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GAGAX/
C000002873
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class AAA
Trading Symbol	GABOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GABOX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABOX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class AAA	$109	0.91%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli International Small Cap Fund outperformed its benchmarks, the MSCI EAFE and  MSCI EAFE Small Cap Indices. The market ended the year with equities continuing their impressive rally following  the short but sharp sell off in early spring. That pull back of over 16% in global equities was largely due to the announcement of wide ranging tariffs on goods entering the US. Since then, equities have staged a rally of over 35% as tariff rates were reduced and economic activity held up.  Contributors  included Endeavour Mining, Westgold Resources, and Alamos Gold. Detractors included Treatt plc, Gerresheimer AG, and Mani, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Small Cap Fund - Class AAA	MSCI EAFE Index	MSCI EAFE Small Cap Index
12/15	10,000	10,000	10,000
12/16	10,112	10,151	10,255
12/17	12,952	12,752	13,690
12/18	10,249	11,048	11,284
12/19	12,908	13,552	14,158
12/20	15,381	14,674	15,963
12/21	16,021	16,402	17,636
12/22	11,936	14,104	13,929
12/23	12,690	16,763	15,840
12/24	11,923	17,492	16,207
12/25	16,641	23,070	21,473

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class AAA	39.57%	1.59%	5.22%
MSCI EAFE Index	31.89%	9.47%	8.72%
MSCI EAFE Small Cap Index	32.49%	6.11%	7.94%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 6,695,185
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ (115,159)
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,695,185 Number of Portfolio Holdings51 Portfolio Turnover Rate13% Management Fees$(115,159)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	91.8%
U.S. Government Obligations	5.7%
Preferred Stocks	2.2%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	27.2%
Consumer Discretionary	16.3%
Industrials	14.3%
Consumer Staples	12.0%
Health Care	10.7%
Information Technology	6.3%
Financials	6.3%
U.S. Government Obligations	5.7%
Other Industry sectors	0.9%
Other Assets and Liabilities (Net)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Endeavour Mining plc	5.8%
Westgold Resources Ltd.	5.1%
Eldorado Gold Corp.	4.3%
Perseus Mining Ltd.	4.3%
Alamos Gold Inc.	4.3%
Chemring Group plc	3.8%
Mandarin Oriental International Ltd.	3.7%
Genius Sports Ltd.	3.0%
Tamburi Investment Partners SpA	2.9%
Siegfried Holding AG	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABOX/
C000002871
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class C
Trading Symbol	GGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GGLCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGLCX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class C	$109	0.91%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli International Small Cap Fund outperformed its benchmarks, the MSCI EAFE and  MSCI EAFE Small Cap Indices. The market ended the year with equities continuing their impressive rally following  the short but sharp sell off in early spring. That pull back of over 16% in global equities was largely due to the announcement of wide ranging tariffs on goods entering the US. Since then, equities have staged a rally of over 35% as tariff rates were reduced and economic activity held up.  Contributors  included Endeavour Mining, Westgold Resources, and Alamos Gold. Detractors included Treatt plc, Gerresheimer AG, and Mani, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Small Cap Fund - Class C	The Gabelli International Small Cap Fund - Class C (includes sales charge)	MSCI EAFE Index	MSCI EAFE Small Cap Index
12/15	10,000	10,000	10,000	10,000
12/16	10,085	9,985	10,151	10,255
12/17	12,787	12,660	12,752	13,690
12/18	9,931	9,833	11,048	11,284
12/19	12,316	12,194	13,552	14,158
12/20	14,679	14,534	14,674	15,963
12/21	15,296	15,144	16,402	17,636
12/22	11,388	11,275	14,104	13,929
12/23	12,116	11,995	16,763	15,840
12/24	11,375	11,263	17,492	16,207
12/25	15,879	15,721	23,070	21,473

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class C	39.59%	1.58%	4.73%
The Gabelli International Small Cap Fund - Class C (includes sales charge)	38.59%	1.58%	4.73%
MSCI EAFE Index	31.89%	9.47%	8.72%
MSCI EAFE Small Cap Index	32.49%	6.11%	7.94%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 6,695,185
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ (115,159)
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,695,185 Number of Portfolio Holdings51 Portfolio Turnover Rate13% Management Fees$(115,159)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	91.8%
U.S. Government Obligations	5.7%
Preferred Stocks	2.2%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	27.2%
Consumer Discretionary	16.3%
Industrials	14.3%
Consumer Staples	12.0%
Health Care	10.7%
Information Technology	6.3%
Financials	6.3%
U.S. Government Obligations	5.7%
Other Industry sectors	0.9%
Other Assets and Liabilities (Net)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Endeavour Mining plc	5.8%
Westgold Resources Ltd.	5.1%
Eldorado Gold Corp.	4.3%
Perseus Mining Ltd.	4.3%
Alamos Gold Inc.	4.3%
Chemring Group plc	3.8%
Mandarin Oriental International Ltd.	3.7%
Genius Sports Ltd.	3.0%
Tamburi Investment Partners SpA	2.9%
Siegfried Holding AG	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGLCX/
C000034310
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class I
Trading Symbol	GLOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GLOIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GLOIX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class I	$109	0.91%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli International Small Cap Fund outperformed its benchmarks, the MSCI EAFE and  MSCI EAFE Small Cap Indices. The market ended the year with equities continuing their impressive rally following  the short but sharp sell off in early spring. That pull back of over 16% in global equities was largely due to the announcement of wide ranging tariffs on goods entering the US. Since then, equities have staged a rally of over 35% as tariff rates were reduced and economic activity held up.  Contributors  included Endeavour Mining, Westgold Resources, and Alamos Gold. Detractors included Treatt plc, Gerresheimer AG, and Mani, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Small Cap Fund - Class I	MSCI EAFE Index	MSCI EAFE Small Cap Index
12/15	10,000	10,000	10,000
12/16	10,147	10,151	10,255
12/17	13,092	12,752	13,690
12/18	10,356	11,048	11,284
12/19	13,052	13,552	14,158
12/20	15,546	14,674	15,963
12/21	16,196	16,402	17,636
12/22	12,055	14,104	13,929
12/23	12,828	16,763	15,840
12/24	12,044	17,492	16,207
12/25	16,816	23,070	21,473

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class I	39.63%	1.58%	5.33%
MSCI EAFE Index	31.89%	9.47%	8.72%
MSCI EAFE Small Cap Index	32.49%	6.11%	7.94%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 6,695,185
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ (115,159)
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,695,185 Number of Portfolio Holdings51 Portfolio Turnover Rate13% Management Fees$(115,159)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	91.8%
U.S. Government Obligations	5.7%
Preferred Stocks	2.2%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	27.2%
Consumer Discretionary	16.3%
Industrials	14.3%
Consumer Staples	12.0%
Health Care	10.7%
Information Technology	6.3%
Financials	6.3%
U.S. Government Obligations	5.7%
Other Industry sectors	0.9%
Other Assets and Liabilities (Net)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Endeavour Mining plc	5.8%
Westgold Resources Ltd.	5.1%
Eldorado Gold Corp.	4.3%
Perseus Mining Ltd.	4.3%
Alamos Gold Inc.	4.3%
Chemring Group plc	3.8%
Mandarin Oriental International Ltd.	3.7%
Genius Sports Ltd.	3.0%
Tamburi Investment Partners SpA	2.9%
Siegfried Holding AG	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GLOIX/
C000002872
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class A
Trading Symbol	GOCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GOCAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GOCAX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class A	$109	0.91%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli International Small Cap Fund outperformed its benchmarks, the MSCI EAFE and  MSCI EAFE Small Cap Indices. The market ended the year with equities continuing their impressive rally following  the short but sharp sell off in early spring. That pull back of over 16% in global equities was largely due to the announcement of wide ranging tariffs on goods entering the US. Since then, equities have staged a rally of over 35% as tariff rates were reduced and economic activity held up.  Contributors  included Endeavour Mining, Westgold Resources, and Alamos Gold. Detractors included Treatt plc, Gerresheimer AG, and Mani, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Small Cap Fund - Class A	The Gabelli International Small Cap Fund - Class A (includes sales charge)	MSCI EAFE Index	MSCI EAFE Small Cap Index
12/15	10,000	10,000	10,000	10,000
12/16	10,113	9,531	10,151	10,255
12/17	12,918	11,474	12,752	13,690
12/18	10,115	8,468	11,048	11,284
12/19	12,630	9,965	13,552	14,158
12/20	15,046	11,189	14,674	15,963
12/21	15,684	10,992	16,402	17,636
12/22	11,676	7,713	14,104	13,929
12/23	12,417	7,730	16,763	15,840
12/24	11,666	6,845	17,492	16,207
12/25	16,283	9,005	23,070	21,473

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class A	39.58%	1.59%	4.99%
The Gabelli International Small Cap Fund - Class A (includes sales charge)	31.56%	0.39%	4.37%
MSCI EAFE Index	31.89%	9.47%	8.72%
MSCI EAFE Small Cap Index	32.49%	6.11%	7.94%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 6,695,185
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ (115,159)
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,695,185 Number of Portfolio Holdings51 Portfolio Turnover Rate13% Management Fees$(115,159)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	91.8%
U.S. Government Obligations	5.7%
Preferred Stocks	2.2%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	27.2%
Consumer Discretionary	16.3%
Industrials	14.3%
Consumer Staples	12.0%
Health Care	10.7%
Information Technology	6.3%
Financials	6.3%
U.S. Government Obligations	5.7%
Other Industry sectors	0.9%
Other Assets and Liabilities (Net)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Endeavour Mining plc	5.8%
Westgold Resources Ltd.	5.1%
Eldorado Gold Corp.	4.3%
Perseus Mining Ltd.	4.3%
Alamos Gold Inc.	4.3%
Chemring Group plc	3.8%
Mandarin Oriental International Ltd.	3.7%
Genius Sports Ltd.	3.0%
Tamburi Investment Partners SpA	2.9%
Siegfried Holding AG	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GOCAX/